                      Oppenheimer U.S. Government Trust

                        Supplement dated March 1, 2004
                   to the Prospectus dated October 23, 2003

This supplement amends the prospectus of the above-referenced Fund and is in addition to any existing supplements to the Fund's prospectus.

Effective March 1, 2004, OFI has voluntarily undertaken to reimburse the Fund for its expenses in any fiscal year for each class of shares that exceed the following percentages of average daily net assets:

            ----------------------------------
            Class of Shares Expense
                            Limitation
            ----------------------------------
            ----------------------------------
            Class A shares  0.90%
            ----------------------------------
            ----------------------------------
            Class B shares  1.65%
            ----------------------------------
            ----------------------------------
            Class C shares  1.65%
            ----------------------------------
            ----------------------------------
            Class N shares  1.15%
            ----------------------------------
            ----------------------------------
            Class Y shares  0.65%
            ----------------------------------

Prospectus
----------

As a result, the explanatory paragraph immediately following the table
"Annual Fund Operating Expenses" under the section titled "FEES AND EXPENSES
OF THE FUND" is amended by adding the second paragraph as shown below:

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
---------------------------------------------------------------------------
                               Class A  Class B  Class C   Class   Class
                               Shares   Shares   Shares    N       Y
                                                           Shares  Shares
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Management Fees                0.55%    0.55%    0.55%     0.55%   0.55%
---------------------------------------------------------------------------
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Distribution and/or Service    0.24%    1.00%    1.00%     0.50%   None
(12b-1) Fees
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Other Expenses                 0.22%    0.23%    0.19%     0.47%   0.04%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Total Annual Operating         1.01%    1.78%    1.74%     1.52%   0.59%
Expenses
---------------------------------------------------------------------------

Expenses may vary in future years.  "Other expenses" include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays.
The Transfer Agent has voluntarily undertaken to the Fund to limit the transfer agent fees to 0.35% of average daily net assets per fiscal year for all classes.  Prior to November 1, 2002, the limit on Class Y shares was
0.25%.  That undertaking may be amended or withdrawn at any time.  After the waiver, the actual "Other Expenses" and "Total Annual Operating Expenses" as
percentages of average daily net assets were 0.37% and 1.42%, respectively, for Class N shares.  For the Fund's fiscal year ended August 31, 2003, the transfer agent fees did not exceed the expense limitation described above for the other classes of shares.

Effective March 1, 2004, the Manager has voluntarily undertaken to limit the
"Total Annual Operating Expenses" for all classes of shares so that "Total
Annual Operating Expenses," as percentages of average daily net assets, will not exceed the following annual rates: 0.90% for the Class A shares; 1.65%
for the Class B and Class C shares, respectively; 1.15% for the Class N shares and 0.65% for the Class Y shares.  The Manager may terminate this voluntary expense limitation arrangement at any time without notice to shareholders.

March 1, 2004
PSO220.031